Hobe & Lucas

Certified Public Accountants, Inc.

                                                                                                                                                                      4807 Rockside Road, Suite 510   (P) 216.524.8900

                                                                                                                                                                       Independence, Ohio  44131         (F) 216.524.8777

                                                                                                                                                                                                   www.hobe.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Member of

Broadview Heights, Ohio

We have reviewed management’s statements, included in the accompanying Statement of Exemption Pursuant to Rule 15c3-3, in which (1)  identified the following provisions of 17 C.F.R. §15c3-3(k) under which  claimed an exemption from 17 C.F.R. §240.15c3-3(k)(2)(ii) (the “exemption provisions”) and (2)  stated that  met the identified exemption provisions throughout the most recent fiscal year without exception.  ’s management is responsible for compliance with the exemption provisions and its statements.

Our review was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and, accordingly, included inquiries and other required procedures to obtain evidence about ’s compliance with the exemption provisions.  A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on management’s statements.  Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to management’s statements referred to above for them to be fairly stated, in all material respects, based on the provisions set forth in paragraph (k)(2)(ii) of Rule 15c3-3 under the Securities Exchange Act of 1934.

Independence, Ohio

February 13,

INDEPENDENT MEMBER

B K R

        INTERNATIONAL

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